Intangible Assets - Disclosure of Cash Generating Units With Significant Impairments Of Goodwill (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount of asset or cash-generating unit		£ 5,574.2
Goodwill impairment	£ 1.8	2,822.9	£ 47.7
Wunderman Thompson | Global Integrated Agencies
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount of asset or cash-generating unit		1,956.8
Goodwill impairment		1,207.5
VMLY&R | Global Integrated Agencies
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount of asset or cash-generating unit		1,075.7
Goodwill impairment		516.9
Burson Cohn & Wolfe | Public Relations
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount of asset or cash-generating unit		790.2
Goodwill impairment		144.8
Geometry Global | Specialist Agencies
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount of asset or cash-generating unit		164.4
Goodwill impairment		305.8
Landor & Fitch | Specialist Agencies
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount of asset or cash-generating unit		177.6
Goodwill impairment		185.4
Other
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount of asset or cash-generating unit		1,409.5
Goodwill impairment		£ 462.5